Form N-CSR Cover	6 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0001608530
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024